Note 5 - Consolidating Financial Information	9 Months Ended
Sep. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
5.	Consolidating Financial Information

Our consolidated assets at September 30, 2014 and December 31, 2013 include total assets of $33,811,227 and $33,730,130, respectively, of a variable interest entity (VIE) that can only be used to settle liabilities of that VIE. These assets, prior to reclassifying applicable items to discontinued operations, include real estate of $32,790,481 and $32,739,678, deferred rent of $306,616 and $215,709, rent receivable of $43,614 and $0, and prepaid and other assets of $670,516 and $774,743, respectively. Our consolidated liabilities at September 30, 2014 and December 31, 2013, prior to reclassifying applicable items to discontinued operations, include liabilities of a VIE consisting of $463,737 and $474,111, respectively of tenant security deposits, accounts payable of $183,645 and $0, respectively, accrued liabilities of $32,378 and $0, respectively, and deferred rent liability of $107,600 and $93,922, respectively. The VIE also has mortgages payable, prior to reclassifying applicable items to discontinued operations, to a wholly-owned subsidiary of Gyrodyne of $13,130,802 and $13,840,889, respectively and an outstanding balance in a revolving debt facility of $3,000,459 and $254,740 at September 30, 2014 and December 31, 2013, respectively, that are eliminated in consolidation.

The tables below are the unaudited consolidating September 30, 2014 Balance Sheet and Statement of Operations reflecting the operations of Gyrodyne Company of America, Inc. and subsidiaries and GSD.

	Gyrodyne Company of America, Inc. and Subsidiaries	GSD, LLC	Total	Eliminations	Consolidated

ASSETS
REAL ESTATE
Rental property:
Land	$-	$1,733,693	$1,733,693	$-	$1,733,693
Building and improvements	-	11,307,442	11,307,442	-	11,307,442
Machinery and equipment	-	344,733	344,733	-	344,733
	-	13,385,868	13,385,868	-	13,385,868
Less accumulated depreciation	-	4,807,276	4,807,276	-	4,807,276
	-	8,578,592	8,578,592	-	8,578,592
Land held for development:
Land	-	558,466	558,466	-	558,466
Land development costs	-	1,923,822	1,923,822	-	1,923,822
	-	2,482,288	2,482,288	-	2,482,288
Total real estate, net	-	11,060,880	11,060,880	-	11,060,880
Assets held for sale	-	22,411,392	22,411,392	-	22,411,392
Cash and cash equivalents	4,377,093	-	4,377,093	-	4,377,093
Investment in marketable securities	6,071,506	-	6,071,506	-	6,071,506
Rent receivable, net of allowance for doubtful accounts of approximately $74,000	-	31,988	31,988	-	31,988
Deferred rent receivable	-	48,365	48,365	-	48,365
GSD Line of Credit	3,000,459	-	3,000,459	(3,000,459)	-
Prepaid expenses and other assets	92,246	258,602	350,848	-	350,848
Prepaid pension costs	586,401	-	586,401	-	586,401
Mortgage receivable	13,130,802	-	13,130,802	(13,130,802)	-
Total Assets	$27,258,507	$33,811,227	$61,069,734	$(16,131,261)	$44,938,473

LIABILITIES AND EQUITY

LIABILITIES:
Accounts payable	$105,743	$144,780	$250,523	$-	$250,523
Accrued liabilities	513,515	-	513,515	-	513,515
Deferred rent liability	-	23,557	23,557	-	23,557
Tenant security deposits payable	-	253,100	253,100	-	253,100
Liabilities related to assets held for sale	-	9,667,675	9,667,675	(9,301,752)	365,923
GSD Line of Credit	-	3,000,459	3,000,459	(3,000,459)	-
Mortgage Payable	-	3,829,050	3,829,050	(3,829,050)	-
Deferred income taxes	1,315,000	-	1,315,000	-	1,315,000
Dividend payable	682,033		682,033		682,033
Notes payable	16,447,427	-	16,447,427	-	16,447,427
Total Liabilities	19,063,718	16,918,621	35,982,339	(16,131,261)	19,851,078

Commitments and contingencies

EQUITY:
Common stock, $1 par value; authorized 4,000,000 shares; 1,723,888 shares issued; 1,482,680 shares outstanding	1,723,888	-	1,723,888	-	1,723,888
Additional paid-in capital	17,753,505	-	17,753,505	-	17,753,505
Accumulated other comprehensive income	118,219	-	118,219	-	118,219
Deficit	(9,863,126)	(2,173,862)	(12,036,988)	2,173,862	(9,863,126)
	9,732,486	(2,173,862)	7,558,624	2,173,862	9,732,486
Less cost of shares of common stock held in treasury; 241,208	(1,537,697)	-	(1,537,697)	-	(1,537,697)
Total Gyrodyne Stockholders’ Equity	8,194,789	(2,173,862)	6,020,927	2,173,862	8,194,789
Non-controlling interest in GSD, LLC		19,066,468	19,066,468	(2,173,862)	16,892,606
Total equity	8,194,789	16,892,606	25,087,395	-	25,087,395
Total Liabilities and Equity	$27,258,507	$33,811,227	$61,069,734	$(16,131,261)	$44,938,473

Consolidated Statement of Operations – Nine Months Ended September 30, 2014

	Gyrodyne Company of America, Inc.	GSD, LLC	Total	Eliminations	Consolidated
Revenues
Rental income	$-	$1,762,890	$1,762,890	-	$1,762,890
Rental income - tenant reimbursements	-	239,217	239,217	-	239,217
Other income	3,883,142	-	3,883,142	(3,883,142)	-
Total	3,883,142	2,002,107	5,885,249	(3,883,142)	2,002,107

Expenses
Reimbursable expenses	1,150,057	-	1,150,057	(1,150,057)	-
Rental expenses	-	1,178,942	1,178,942	(38,885)	1,140,057
General and administrative expenses	1,676,938	1,544,988	3,221,926	(1,544,988)	1,676,938
Strategic alternative expenses	1,246,096	1,149,212	2,395,308	(1,149,212)	1,246,096
Depreciation	-	249,660	249,660	-	249,660
Insurance claim recoveries in excess of cost	-	(184,339)	(184,339)	-	(184,339)
Impairment charges	-	200,000	200,000	-	200,000
Total	4,073,091	4,138,463	8,211,554	(3,883,142)	4,328,412

Other Income (Expense):
Interest income	281,679	-	281,679	(203,153)	78,526
Interest expense	(542,570)	(203,153)	(745,723)	203,153	(542,570)
Total	(260,891)	(203,153)	(464,044)	-	(464,044)
Net Loss from continued operations	(450,840)	(2,339,509)	(2,790,349)	-	(2,790,349)
Net Income from discontinued operations	389,218	173,648	562,866	-	562,866
Net Loss	$(61,622)	$(2,165,861)	$(2,227,483)	$-	$(2,227,483)

Consolidated Statement of Operations – Three Months Ended September 30, 2014

	Gyrodyne Company of America, Inc.	GSD, LLC	Total	Eliminations	Consolidated

Revenues
Rental income	$-	$578,148	$578,148	$-	$578,148
Rental income – tenant reimbursements	-	60,355	60,355	-	60,355
Other income	1,227,109	-	1,227,109	(1,227,109)	-
Total rental income	1,227,109	638,503	1,865,612	(1,227,109)	638,503

Expenses
Reimbursable expenses	383,935	-	383,935	(383,935)	-
Rental expenses	-	388,881	388,881	(14,946)	373,935
General and administrative expenses	526,572	483,717	1,010,289	(483,717)	526,572
Strategic alternative expenses	373,555	344,511	718,066	(344,511)	373,555
Depreciation	-	82,042	82,042	-	82,042
Insurance claim recoveries in excess of cost	-	(184,339)	(184,339)	-	(184,339)
Impairment charges	-	-	-	-	-
Total	1,284,062	1,114,812	2,398,874	(1,227,109)	1,171,765

Other income (expense):
Interest income	115,632	-	115,632	(83,030)	32,602
Interest expense	(206,224)	(83,030)	(289,254)	83,030	(206,224)
Total	(90,592)	(83,030)	(173,622)	-	(173,622)
Net loss from continued operations	(147,545)	(559,339)	(706,884)	-	(706,884)
Net income from discontinued operations	127,736	173,591	301,327	-	301,327
Net loss	$(19,809)	$(385,748)	$(405,557)	$-	$(405,557)